Commitments and Contingencies (Tables)	12 Months Ended
Nov. 30, 2014
Commitments and Contingencies
Schedule of future minimum rental payments under non-cancelable retail operating leases with lease terms in excess of one year

        As of November 30, 2014, the future minimum rental payments under non-cancelable retail operating leases with lease terms in excess of one year for continuing operations were as follows (in thousands):

2015	$4,659
2016	4,415
2017	4,291
2018	4,052
2019	2,867
Thereafter	6,637

$26,921